CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash	$ 145,575	$ 94,414	$ 1,435
Accounts receivable			750,000
Prepaid	37,750	11,000	0
Total current assets	183,325	105,414	751,435
Total assets	183,325	105,414	751,435
Current liabilities:
Accounts payable and accrued expense	702,816	776,891	636,831
Convertible note- net of discount	64,887	0	161,736
Derivative liability	835,914	0	302,156
Due related parties	16,500	0	123,217
Total current liabilities	1,620,117	776,891	1,223,940
Total liabilities	1,620,117	776,891	1,223,940
Commitments and Contingencies	0	0	0
Stockholders' equity:
Common stock, $0.001 par value, 500,000,000 authorized, 111,313,175 and 104,834,083 issued and outstanding, respectively	117,065	111,313	104,834
Additional paid-in capital	18,567,825	18,039,016	17,774,023
Accumulated deficit	(20,121,682)	(18,821,806)	(18,351,416)
Total stockholders' equity (deficit)	(1,436,792)	(671,476)	(472,505)
Preferred stock, $0.001 par value, 50,000,000 authorized, none issued and outstanding. respectively	0
Total liabilities and stockholders' equity	$ 183,325	105,414	751,435
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock, $0.001 par value, 50,000,000 authorized, none issued and outstanding. respectively		$ 0	$ 54